PROPERTY, PLANT AND EQUIPMENT, NET (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation of property, plant and equipment	$ 574,252	$ 395,505	$ 197,769	[1]

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").